Regulatory Matters	12 Months Ended
Dec. 31, 2014
Regulatory Matters [Abstract]
Regulatory Matters
Regulatory Matters

The Company is a legal entity separate and distinct from its subsidiary, the Bank. There are various legal and regulatory limitations on the extent to which the Bank can, among other things, finance, or otherwise supply funds to, the Company. Specifically, dividends from the Bank are the principal source of the Company's cash funds and there are certain legal restrictions under Pennsylvania law and Pennsylvania banking regulations on the payment of dividends by state-chartered banks. The relevant regulatory agencies also have authority to prohibit the Company and the Bank from engaging in what, in the opinion of such regulatory body, constitutes an unsafe or unsound banking practice. The payment of dividends from the Bank to the Company could, depending upon the financial condition of the Company and the Bank, be deemed to constitute such an unsafe or unsound practice.

The Company and the Bank are subject to various regulatory capital requirements administered by federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possible additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth below) of total and Tier 1 capital (as defined in the regulations) to risk-weighted assets and of Tier 1 capital to average assets. Management believes, as of December 31, 2014, that the Company and the Bank meet all capital adequacy requirements to which they are subject.

As of December 31, 2014, the Bank was categorized as well-capitalized under the regulatory framework for prompt corrective action. To be categorized as well-capitalized the Bank must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the table below. There are no conditions or events since that notification that management believes have changed the Bank's category.
The following table presents the risk-based and leverage capital amounts and ratios for the Company and the Bank:

	Actual			For Capital Adequacy Purposes				To Be Well-Capitalized Under Prompt Corrective Action Provisions
(dollars in thousands)	Amount	Ratio		Amount		Ratio		Amount		Ratio
Company as of December 31, 2014
Risk-based capital ratios:
Total capital	$294,396	13.42%	≥	$175,503	≥	8.0%	≥	N/A	≥	N/A
Tier 1 capital	269,397	12.28	≥	87,752	≥	4.0	≥	N/A	≥	N/A
Leverage ratio	269,397	9.00	≥	119,668	≥	4.0	≥	N/A	≥	N/A
Bank as of December 31, 2014
Risk-based capital ratios:
Total capital	$276,358	12.60%	≥	$175,502	≥	8.0%	≥	$219,377	≥	10.0%
Tier 1 capital	251,360	11.46	≥	87,751	≥	4.0	≥	131,626	≥	6.0
Leverage ratio	251,360	8.40	≥	119,667	≥	4.0	≥	149,583	≥	5.0
Company as of December 31, 2013
Risk-based capital ratios:
Total capital	$284,808	14.59%	≥	$156,168	≥	8.0%	≥	N/A	≥	N/A
Tier 1 capital	261,697	13.41	≥	78,084	≥	4.0	≥	N/A	≥	N/A
Leverage ratio	261,697	9.39	≥	111,482	≥	4.0	≥	N/A	≥	N/A
Bank as of December 31, 2013
Risk-based capital ratios:
Total capital	$274,954	14.09%	≥	$156,101	≥	8.0%	≥	$195,126	≥	10.0%
Tier 1 capital	251,844	12.91	≥	78,050	≥	4.0	≥	117,076	≥	6.0
Leverage ratio	251,844	9.04	≥	111,448	≥	4.0	≥	139,310	≥	5.0

On April 29, 2010, the Bank consented and agreed to the issuance of a Consent Order (Order) by the FDIC, the Bank's federal banking regulator and a substantially similar consent order by the Pennsylvania Department of Banking, which in 2012 was renamed the Pennsylvania Department of Banking and Securities (PaDOB). The Order required the Bank to take all necessary steps, consistent with the Order and sound banking practices, to correct and prevent certain unsafe or unsound banking practices and violations of law or regulation alleged by the FDIC to have been committed by the Bank. Among other things, the Order required certain analyses and assessments, including an analysis and assessment of the Bank Secrecy Act (BSA) and Office of Foreign Assets Control (OFAC) staffing needs and qualifications and an analysis and assessment of the independence and performance of the Company's directors and senior executive officers. It also required the development, adoption and implementation of a system of internal controls designed to ensure full compliance with BSA and OFAC provisions; training programs to ensure that all appropriate personnel are aware of and can comply with applicable requirements of BSA and OFAC provisions; periodic reviews by internal and external auditors of compliance with BSA and OFAC provisions; and a review by an independent third party of the Bank's compliance with the Order. Most of these Order remediation-related expenses were incurred prior to 2012. The Bank paid a nonrecurring $1.5 million civil money penalty assessed by the FDIC during the third quarter of 2012 associated with alleged deficiencies as noted in the Order. The expense impact of the civil money penalty is included in the regulatory assessments line on the consolidated statement of income for the year ended December 31, 2012. The FDIC terminated the Order effective October 16, 2012. Earlier that year, the PaDOB had terminated their substantially similar order effective April 12, 2012.

Regulatory Capital Changes
In July 2013, the federal banking agencies issued final rules to implement the Basel III regulatory capital reforms and changes required by the Dodd-Frank Wall Street Reform and Consumer Protection Act (Dodd-Frank Act). The phase-in period for community banking organizations begins January 1, 2015, while larger institutions (generally those with assets of $250 billion or more) began compliance on January 1, 2014. The final rules call for the following capital requirements:

•	A minimum ratio of common equity tier 1 capital to risk-weighted assets of 4.5%.

•	A minimum ratio of tier 1 capital to risk-weighted assets of 6%.

•	A minimum ratio of total capital to risk-weighted assets of 8% (no change from the current rule).

•	A minimum leverage ratio of 4%.

In addition, the final rules establish a common equity tier 1 capital conservation buffer of 2.5% of risk-weighted assets applicable to all banking organizations. If a banking organization fails to hold capital above the minimum capital ratios and the capital conservation buffer, it will be subject to certain restrictions on capital distributions and discretionary bonus payments. The phase-in period for the capital conservation and countercyclical capital buffers for all banking organizations will begin on January 1, 2016.
We have evaluated these new rules and believe the Company and the Bank will be able to comply with the targeted capital ratios upon implementation of the revised requirements, as finalized.